Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheet of Utime Limited. and its subsidiaries (collectively, the Company) as of March 31, 2025, and the related consolidated statements of income and comprehensive income, shareholders’ equity, and cash flows, for the year ended March 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of March 31, 2025, and the consolidated results of its operations and its cash flows for the year ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.